Operating Segments and Geographic Information - Schedule of Revenue from External Customers and Long-Lived Assets Based on Physical Location (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 597,244	$ 579,266	$ 585,755	$ 546,957	$ 608,910	$ 610,774	$ 600,891	$ 487,690	$ 2,309,222	$ 2,308,265	$ 2,069,193
Percent of total revenues									100.00%	100.00%	100.00%
Long-lived assets	378,163				380,711				$ 378,163	$ 380,711	$ 361,583
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 1,270,467	$ 1,134,721	$ 1,032,190
Percent of total revenues									55.00%	49.00%	50.00%
Long-lived assets	188,032				169,080				$ 188,032	$ 169,080	$ 152,199
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 170,522	$ 194,149	$ 195,387
Percent of total revenues									7.00%	8.00%	9.00%
Long-lived assets	27,315				29,773				$ 27,315	$ 29,773	$ 27,458
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 114,863	$ 132,330	$ 126,461
Percent of total revenues									5.00%	6.00%	6.00%
Long-lived assets	62,794				70,574				$ 62,794	$ 70,574	$ 76,949
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 103,106	$ 120,297	$ 108,745
Percent of total revenues									4.00%	5.00%	5.00%
Long-lived assets	35,588				40,557				$ 35,588	$ 40,557	$ 45,702
All Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 650,264	$ 726,768	$ 606,410
Percent of total revenues									29.00%	32.00%	30.00%
Long-lived assets	$ 64,434				$ 70,727				$ 64,434	$ 70,727	$ 59,275